Real Estate - Future Minimum Payments Receivable Related to Operating Leases (After Adoption of ASC 842) (Details) $ in Thousands	Mar. 31, 2019 USD ($)
Lessor, Lease, Description [Line Items]
Remaining 2019	$ 226,720
2020	292,061
2021	271,887
2022	262,184
2023	250,674
2024 and thereafter	956,614
Total	2,260,140
Industrial
Lessor, Lease, Description [Line Items]
Total	$ 1,300